Consolidated Balance Sheets (Parenthetical) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common stock, par value	$ 0	$ 0	$ 0
Common stock, shares authorized	Unlimited	Unlimited	Unlimited
Common stock, shares issued	185,801,734	172,984,299	118,380,930
Common stock, shares outstanding	185,801,734	172,984,299	118,380,930